Segment Analysis - Operating Income by Geographical Area (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of geographical areas [Line Items]
Total operating income	¥ 3,202,446	¥ 3,812,347	¥ 3,347,895
Japan [member]
Disclosure of geographical areas [Line Items]
Total operating income	2,114,145	2,670,858	2,356,627
Domestic [member]
Disclosure of geographical areas [Line Items]
Total operating income	2,114,145	2,670,858	2,356,627
Americas [member]
Disclosure of geographical areas [Line Items]
Total operating income	315,531	350,118	313,742
Europe and Middle East [member]
Disclosure of geographical areas [Line Items]
Total operating income	371,413	484,807	401,320
Asia and Oceania [member]
Disclosure of geographical areas [Line Items]
Total operating income	401,357	306,564	276,206
Foreign [member]
Disclosure of geographical areas [Line Items]
Total operating income	¥ 1,088,301	¥ 1,141,489	¥ 991,268